Leases - Movement in right-of-use assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	£ 443	£ 577
Exchange differences	40	(39)
Additions	185	56
Transfers	0	(67)
Reclassification to assets held for sale	(2)
Acquisitions		8
Disposal	(6)
Depreciation	(95)	(92)
Ending balance	565	443
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	230	269
Exchange differences	26	(21)
Additions	129	33
Transfers	29	(1)
Reclassification to assets held for sale	(1)
Acquisitions		8
Disposal	(6)
Depreciation	(54)	(58)
Ending balance	353	230
Plant and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	184	276
Exchange differences	14	(18)
Additions	56	23
Transfers	0	(63)
Reclassification to assets held for sale	(1)
Acquisitions		0
Disposal	0
Depreciation	(41)	(34)
Ending balance	212	184
Under construction
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	29	32
Exchange differences	0	0
Additions	0	0
Transfers	(29)	(3)
Reclassification to assets held for sale	0
Acquisitions		0
Disposal	0
Depreciation	0	0
Ending balance	£ 0	£ 29